Investment Objectives and Goals - NORTH SQUARE SMALL CAP VALUE FUND	Apr. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – NORTH SQUARE SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the North Square Small Cap Value Fund (the “Fund”) is long-term capital appreciation.